John Hancock Bond Fund

Summary prospectus 10/1/15

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at jhinvestments.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 800-225-5291 (Class A, Class B, and Class C) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6) or by sending an email request to info@jhinvestments.com. The fund's prospectus and Statement of Additional Information, both dated 10/1/15, and most recent financial highlights information included in the shareholder report, dated 5/31/15, are incorporated by reference into this summary prospectus.

TICKERS

A: JHNBX	B: JHBBX	C: JHCBX	I: JHBIX	R2: JHRBX	R4: JBFRX	R6: JHBSX

Investment objective

To seek a high level of current income consistent with prudent investment risk.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 20 to 22 of the prospectus under "Sales charge reductions and waivers" or pages 132 to 136 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (%) (fees paid directly from your investment)	A	B	C	I	R2	R4	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00	None	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less (on certain purchases, including those of $1 million or more)	1.00	5.00	1.00	None	None	None	None
Small account fee (for fund account balances under $1,000) ($)	20	20	20	None	None	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	B	C	I	R2		R4		R6
Management fee	0.46	0.46	0.46	0.46	0.46		0.46		0.46
Distribution and service (Rule 12b-1) fees	0.30	1.00	1.00	0.00	0.25		0.25		0.00
Other expenses
Service plan fee	0.00	0.00	0.00	0.00	0.25	[1]	0.10		0.00
Additional other expenses	0.18	0.18	0.18	0.17	0.08		0.08		0.08
Total other expenses	0.18	0.18	0.18	0.17	0.33		0.18	[2]	0.08
Total annual fund operating expenses	0.94	1.64	1.64	0.63	1.04		0.89		0.54
Contractual expense reimbursement [3]	–0.05	–0.05	–0.05	–0.05	–0.05		–0.15	[4]	–0.07
Total annual fund operating expenses after expense reimbursements	0.89	1.59	1.59	0.58	0.99		0.74		0.47
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class R4 shares.
[3]

The advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund's average daily net assets. The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. Each agreement expires on September 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4]

The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on September 30, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock Bond Fund

Expenses ($)	A	B		C		I	R2	R4	R6
Shares		Sold	Not Sold	Sold	Not Sold
1 year	487	662	162	262	162	59	101	76	48
3 years	683	812	512	512	512	197	326	269	166
5 years	895	1,087	887	887	887	346	569	478	295
10 years	1,504	1,753	1,753	1,939	1,939	782	1,266	1,082	670

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures, mortgage-related and asset-backed securities, and U.S. government and agency securities. Most of these securities are investment-grade, although the fund may invest up to 25% of its net assets in below-investment-grade debt securities (junk bonds) rated as low as CC by Standard & Poor's Ratings Services (S&P) and Ca by Moody's Investors Service, Inc. (Moody's), or their unrated equivalents. The fund contemplates that at least 75% of its net assets will be in investment-grade debt securities and cash and cash equivalents. The fund's investment policies are based on credit ratings at the time of purchase. There is no limit on average maturity.

The manager concentrates on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The fund may invest in securities of foreign governments and corporations. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies. Under normal market conditions, the fund does not anticipate investing more than 25% of its total assets in U.S. dollar-denominated foreign securities (excluding Canadian securities).

The fund intends to keep its interest-rate exposure generally in line with its peers. The fund may engage in derivative transactions. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include futures contracts on securities and indexes; options on futures contracts, securities, and indexes; interest-rate, foreign currency, and credit default swaps; and foreign currency forward contracts. The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of its assets in cash or cash equivalents (except cash segregated in relation to futures, forward, and options contracts). The fund may trade securities actively.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in short-term interest rates could cause high volatility in fixed-income markets to continue. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

John Hancock Bond Fund

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: credit default swaps; foreign currency forward contracts; foreign currency swaps; futures contracts; interest-rate swaps; and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Liquidity risk. An impairment of a fund's ability to sell securities or close derivative positions at advantageous prices exposes the fund to liquidity risk. Liquidity risk may result from reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, Class R4, and Class R6 shares).

A note on performance

Class A shares commenced operations on November 9, 1973.  Class R6 shares commenced operations on September 1, 2011; Class R2 shares commenced operations on March 1, 2012; Class R4 shares commenced operations on March 27, 2015. Returns shown prior to a class's commencement date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of that class.  Returns for Class R2, Class R4, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.50% to 4.00%, effective February 3, 2014.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the six months ended June 30, 2015, was 0.53%.
Best quarter: Q3 '09, 11.00%
Worst quarter: Q4 '08, –7.29%

John Hancock Bond Fund

Average annual total returns (%)—as of 12/31/14	1 year	5 year	10 year
Class A (before tax)	2.11	6.24	5.56
after tax on distributions	0.20	4.26	3.53
after tax on distributions, with sale	1.24	4.03	3.48
Class B	0.65	6.05	5.40
Class C	4.65	6.37	5.25
Class I	6.78	7.52	6.42
Class R2	6.37	7.15	5.99
Class R4	6.46	7.25	6.14
Class R6	6.84	7.63	6.49
Barclays U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)	5.97	4.45	4.71
Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	6.01	4.69	4.70

*Prior to October 1, 2015, the fund compared its performance to the Barclays Government/Credit Bond Index. Effective October 1, 2015, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund has replaced the Barclays Government/Credit Bond Index with the Barclays U.S. Aggregate Bond Index.

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio management

Jeffrey N. Given, CFA Managing Director and Senior Portfolio Manager Managed the fund since 2006	Howard C. Greene, CFA Senior Managing Director and Senior Portfolio Manager Managed the fund since 2002

Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans or certain fee-based or wrap accounts. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund's sole discretion. There are no minimum initial investment requirements for Class R2 and Class R4 shares. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; Trustees; employees of the advisor or its affiliates; or members of the fund's portfolio management team. There are no subsequent minimum investment requirements for any of these share classes. Purchases of Class B shares are closed to new and existing investors except by exchange from Class B shares of another John Hancock fund or through dividend and/or capital gains reinvestment.

Class A, Class B, Class C, Class I and Class R6 shares may be redeemed on any business day by mail:  John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A, Class B, and Class C shares); 888-972-8696 (Class I and Class R6 shares).  Class R2 shares and Class R4 shares may be redeemed on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a  401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary's website for more information.

© 2015 JOHN HANCOCK FUNDS, LLC 210SP 10/1/15 SEC file number: 811-02402